Share-based compensation (Share-based compensation-Share options-2011 Share Incentive Scheme) (Details) - 2011 Share Incentive Scheme [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Balance ,options	0
Granted ,options	10,934,300
Balance ,options	10,934,300
Expected to vest at December 31, 2018 ,options	10,934,300
Exercisable at December 31, 2018 ,options	0
Granted ,weighted average exercise price | $ / shares	$ 4.7025
Balance ,weighted average exercise price | $ / shares	4.7025
Expected to vest at December 31, 2018 ,weighted average exercise price | $ / shares	4.7025
Exercisable at December 31, 2018 ,weighted average exercise price | $ / shares	$ 0
Granted ,contractual life	5 years 3 months 14 days
Balance ,contractual life	5 years 3 months 14 days
Expected to vest at December 31, 2018 ,contractual life	5 years 3 months 14 days
Exercisable at December 31, 2018 ,contractual life	0 years
Balance, December 31, 2018 ,aggregate intrinsic value | $	$ 0
Expected to vest at December 31, 2018 ,aggregate intrinsic value | $	0
Exercisable at December 31, 2018 ,aggregate intrinsic value | $	$ 0